Business and Credit Concentrations (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Concentration Risk [Line Items]
Advances on Inventory Purchases	$ 871	¥ 5,640		¥ 7,512
Cash	1,798	11,650
Sinopec Yizheng Chemical Fibre Company Limited [Member]
Concentration Risk [Line Items]
Advances on Inventory Purchases	$ 787	3,301	$ 559	3,468	¥ 1,928
Jiangyin Huaxing Compound Co Ltd [Member]
Concentration Risk [Line Items]
Advances on Inventory Purchases		¥ 0		¥ 23	¥ 23